CONVERTIBLE DEBT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Schedule of convertible debt

Description	2024	2023
Amended 2022 Convertible Notes	$—	$1,369,734
2023 Convertible Notes	—	808,951
2024 Convertible Notes	2,547,209	—
Assumed 2024 Note	3,630,000	—
SEPA Convertible Note	2,365,114	—
Convertible notes payable	$8,542,323	$2,178,685

Summary of the individual convertible notes

Issuance Date	Gross Proceeds	Conversion Price	Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
1/25/2025	$250,000	$1.10	90-days	180-days
1/22/2025	50,000	$1.10	90-days	180-days
1/23/2025	100,000	$1.10	90-days	180-days
1/25/2025	150,000	$1.10	90-days	180-days
1/26/2025	50,000	$1.10	90-days	180-days
1/29/2025	1,000,000	$1.10	90-days	180-days
2/4/2025	150,000	$1.10	90-days	180-days
2/11/2025	50,000	$1.10	90-days	180-days
3/5/2025	200,000	$1.15	90-days	365-days
3/17/2025	250,000	$1.00	30-days	30-days
3/17/2025	250,000	$1.10	30-days	30-days
3/24/2025	30,000	$1.15	90-days	365-days
4/1/2025	100,000	$1.15	90-days	365-days
4/1/2025	150,000	$0.60	90-days	180-days
4/4/2025	20,000	$1.15	90-days	365-days
4/8/2025	100,000	$1.15	90-days	365-days
5/26/2025	156,000	Variable*	180-days	210-days
6/9/2025	500,000	$0.25	210-days	210-days
7/11/2025	500,000	$0.25	210-days	210-days
8/5/2025	200,000	$0.25	210-days	210-days
8/17/2025	200,000	$0.25	210-days	210-days
8/29/2025	500,000	$0.25	210-days	210-days
9/10/2025	500,000	$0.25	210-days	210-days
	$5,456,000

* From issuance until day 180, the Note’s outstanding principal and accrued interest are convertible, at the holder’s option, into common shares at a price equal to 90% of the lowest daily VWAP of the Company’s common stock during the three trading days immediately preceding the conversion date.

2024 Convertible Notes
Debt Instrument [Line Items]
Summary of the individual convertible notes

Issuance Date	Gross Proceeds	Conversion Price	Conversion Option Period of Exercisability (from issuance date)	Maturity Date (from issuance date)
9/12/2024	25,000	$1.00	90-days	180-days
9/12/2024	100,000	$1.00	90-days	180-days
9/18/2024	200,000	$1.00	90-days	180-days
9/18/2024	100,000	$1.00	90-days	180-days
9/20/2024	275,000	$1.00	90-days	180-days
9/24/2024	40,000	$1.00	90-days	180-days
10/7/2024	200,000	$1.00	90-days	180-days
10/10/2024*	800,000	$1.10	90-days	180-days
10/24/2024	100,000	$1.00	90-days	180-days
11/26/2024	200,000	$1.00	30-days	40-days
12/3/2024*	400,000	$1.10	30-days	40-days
	$2,440,000

* These notes are with an investor who owns more than 5% of the Company’s stock